UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, WI  53233
(414) 299-2000
November 3, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Giant 5 Funds
    Registration Nos. 333-129930 and 811-21836

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended we hereby certify on behalf of the Giant 5 Funds (the "Trust"), that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 4 to the Trust's Registration Statement (the "Amendment") would not have differed from that contained in the Amendment which was filed electronically with the Commission on August 29, 2008 and which became effective October 31, 2008.

Please do not hesitate to contact the undersigned at (414) 299-2000 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Wade C. DeArmond

Wade C. DeArmond Associate Counsel